Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

30. Provisions

Provisions for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025	2024	2023
		(In thousands of Korean won)
Site restoration
Beginning of the year	₩	609,951	674,148	711,086
Changes in scope of consolidation		23,994	-	-
Provisions made during the year		10,352	12,578	26,833
Interest expense		12,578	16,755	17,195
Lease termination		(134,142)	(49,842)	(78,722)
Lease modification		(676)	(18,419)	(2,244)
Provisions used during the year		(18,300)	(25,269)	-
Ending of the year	₩	503,757	609,951	674,148
Litigation provision
Beginning of the year	₩	-	-	-
Additional Provisions		720,628	-	-
Ending of the year	₩	720,628	-	-
Loss provision
Beginning of the year	₩	-	-	-
Additional Provisions		1,130	-	-
Ending of the year	₩	1,130	-	-

The provision for building restoration relates mainly to buildings leased during 2025 and 2024. The provision has been estimated based on historical data associated with similar buildings.

Litigation provision is related to legal proceeding case. The provision has been estimated based on the outcome of the court of first instance (Note 35).

The loss provision relates to projects currently in progress. The loss provision has been estimated based on expected losses arising when production costs are highly likely to exceed the related production revenue, considering project budgets and historical experience with similar productions.